Annual Total Returns - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Diversified International Fund - Class A
Bar Chart Table:
Annual Return 2013	25.99%
Annual Return 2014	(3.27%)
Annual Return 2015	3.85%
Annual Return 2016	(2.98%)
Annual Return 2017	26.56%
Annual Return 2018	(15.56%)
Annual Return 2019	29.49%
Annual Return 2020	19.28%
Annual Return 2021	12.72%
Annual Return 2022	(23.92%)